Property and Equipment, Net - Depreciation Expense on Property and Equipment,Including Leased Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant and Equipment Useful Life and Values [Abstract]
Depreciation and amortization expense	$ 5,345	$ 4,189	$ 3,636